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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]: Amendment Number:
                                               ----------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. Stern
Title: Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern                     New York, New York   August 14, 2008
-------------------------------------   ------------------   ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           10

Form 13F Information Table Value Total:   $3,460,678
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- -------------- ----------- --------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                                        VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x $1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------             -------------- ----------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
COMCAST CORP NEW           CL A SPL       20030N 20 0 1,002,096 53,416,614 SH       SOLE                53,416,614
LABORATORY CORP AMER
   HOLDINGS                COM NEW        50540R 40 9   522,467  7,503,469 SH       SOLE                 7,503,469
DELL INC                   COM            24702R 10 1   502,202 22,952,575 SH       SOLE                22,952,575
RYANAIR HOLDINGS PLC       SPONSORED ADR  783513 10 4   447,375 15,604,280 SH       SOLE                15,604,280
INGERSOLL-RAND COMPANY LTD CL A           G4776G 101    340,255  9,090,440 SH       SOLE                 9,090,440
CROSSTEX ENERGY INC        COM            22765Y 10 4   248,090  7,157,808 SH       SOLE                 7,157,808
AMERICA MOVIL SAB DE CV    SPON ADR L SHS 02364W 105    211,770  4,014,600 SH       SOLE                 4,014,600
CROSSTEX ENERGY LP         COM            22765U 10 2    84,718  2,953,891 SH       SOLE                 2,953,891
AMERICAN EXPRESS CO        COM            025816 10 9    81,934  2,175,050 SH       SOLE                 2,175,050
COMCAST CORP NEW           CL A           20030N 10 1    19,771  1,042,205 SH       SOLE                 1,042,205